Issued capital	12 Months Ended
Sep. 30, 2022
Disclosure Of Issued Capital [Abstract]
Issued capital

13. Issued capital

13.1 Common Shares

The authorized share capital of the Company consists of an unlimited number of common shares and an unlimited number of preferred shares issuable in series without par value.

On October 16, 2020, GoldMining, the Company's former parent, subscribed for 5,000,000 GRC Shares for cash of $50. On December 4, 2020, the Company completed a private placement of 1,325,000 GRC Shares for gross proceeds of $2,849.

On March 11, 2021, the Company completed its initial public offering and issued 18,000,000 units at a price of $5.00 per unit for gross proceeds of $90,000. Each unit consisted of one GRC Share and one half of a common share purchase warrant, and each common share purchase warrant entitles the holder to acquire a GRC Share at a price of $7.50 per share until March 11, 2024. Further, the underwriters exercised the over-allotment option to purchase 721,347 additional GRC shares for gross proceeds of $3,603 and 1,350,000 additional common share purchase warrants for gross proceeds of $14.

On April 19, 2021, the Company entered into an agreement with a service provider for the provision of digital marketing and advertising services. The total fee was paid in cash and 75,000 GRC Shares with a fair value of $4.60 per share. The Company amortized the prepaid service fee over the term of the agreement and recognized $173 (2021: $173) as share-based compensation expense for the year ended September 30, 2022.

On August 23, 2021, the Company completed its acquisition of Ely by issuing 30,902,176 GRC Shares (Note 3).

On October 12, 2021, the Company issued 120,000 GRC Shares with a fair value of $626 to Blender Media Inc. ("Blender") as compensation for the expanded scope of digital marketing services for a contract term ending on June 27, 2022 (Note 16). $626 (2021: $nil) was recognized as share-based compensation expense for the year ended September 30, 2022.

On November 5, 2021, the Company completed its acquisitions of Golden Valley and Abitibi by issuing an aggregate of 61,104,200 GRC Shares with a fair value of $296,966 (Note 3).

On March 1, 2022, the Company issued 207,449 GRC Shares to acquire a 0.75% NSR royalty on a portion of the Côté Gold Project. In addition, on May 25, 2022, the Company issued an additional 50,000 GRC Shares to third parties in connection with certain acknowledgement in connection with the transaction (Note 7).

On March 22, 2022 and May 19, 2022, the Company issued 39,435 GRC Shares with fair value of $148 to service providers for the provision of marketing services. The Company amortized the prepaid service fee over the term of the agreement and recognized $148 as share-based compensation expense for the year ended September 30, 2022.

On July 5, 2022, the Company issued 56,757 GRC Shares with fair value of $125 to service providers for the provision of marketing services. The Company amortized the prepaid service fee over the term of the agreement and recognized $31 as share-based compensation expense for the year ended September 30, 2022.

On September 27, 2022 the Company issued 9,393,681 GRC Shares to acquire a portfolio of royalties from NGM (Note 7).

During the year ended September 30, 2022, the Company issued 402,938 GRC Shares in exchange for the exercise of 1,644,649 Ely Warrants and received gross proceeds of $856.

13.2 At-the-Market Program

On August 15, 2022, the Company entered into an equity distribution agreement (the "Equity Distribution Agreement") with a syndicate of agents, providing for the issuance of up to $50 million shares of GRC from treasury to the public from time to time pursuant to an "at the market" equity program (the "ATM Program"). Unless earlier terminated by the Company or the agents as permitted therein, the Equity Distribution Agreement will terminate upon the earlier of: (a) the date that the aggregate gross sales proceeds of the GRC Shares sold under the ATM Program reaches $50 million; or (b) September 1, 2023.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in thousands of United States dollars unless otherwise stated)

13. Issued capital (continued)

13.3 Restricted Shares

On October 19, 2020, the Company issued 1,500,000 restricted shares (the "Restricted Shares") to certain officers and directors of the Company and GoldMining, the terms of which were subsequently amended on January 10, 2021. The Restricted Shares were subject to restrictions that, among other things, prohibited the transfer thereof until certain performance conditions were met. In addition, if such conditions were not met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to the Company without the requirement of any further consideration. The performance conditions were as follows:

(1)
with respect to one-third of the Restricted Shares awarded to the holder, if the Company's initial public offering or any liquidity event (being any liquidation, dissolution or winding-up of the Company or distribution of all or substantially all of the Company's assets among shareholders or a change of control transaction) occurs that values the Company at a minimum of $50,000,000 (condition met);

(2)
with respect to one-third of the Restricted Shares awarded to the holder, if the Company receives $1,000,000 of royalty payments under any of the Company's royalty interests prior to October 19, 2023 (condition met); and

(3)
with respect to one-third of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer, employee or consultant of the Company or an entity that is under common control with the Company for a period of one year after the initial public offering is completed (condition met).

During the year ended September 30, 2022, the Company recognized share-based compensation expense of $276 (2021: $409) related to the Restricted Shares.

13.4 Restricted Share Units

During the year ended September 30, 2022, the Company granted 167,849 RSUs at a weighted average value of $4.91 to certain officers, directors, and consultants of the Company. The RSUs vest in three equal annual instalments during the recipient's continual service with the Company. The Company classifies RSUs as equity instruments since the Company has the ability and intent to settle the awards in common shares. The compensation expense is calculated based on the fair value of each RSU as determined by the closing value of GRC Shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSUs.

During the year ended September 30, 2022, the Company recognized share-based compensation expense of $341 related to the RSUs.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in thousands of United States dollars unless otherwise stated)

13. Issued capital (continued)

13.5 Reserves

The following outlines the movements of the Company's common share purchase warrants, share options and RSUs:

	Reserves
	Warrants	Share Based Awards	Total
	($)	($)	($)
Balance at September 30, 2020	—	—	—
Initial public offering:
Common share purchase warrants issued to for cash	7,045	—	7,045
Underwriters’ fees and issuance costs	(416)	—	(416)
Ely Warrants recognized in equity	2,603	—	2,603
Exercise of Ely Warrants	(27)	—	(27)
Share-based compensation - share options	—	2,199	2,199
Balance at September 30, 2021	9,205	2,199	11,404
Exercise of Ely Warrants	(913)	—	(913)
Share options issued to replace Golden Valley’s share options	—	8,991	8,991
Share-based compensation - share options	—	1,551	1,551
Share-based compensation - RSUs	—	341	341
Balance at September 30, 2022	8,292	13,082	21,374

Common Share Purchase Warrants

During the year ended September 30, 2021, the Company issued 10,350,000 common share purchase warrants at an exercise price of $7.50 per share. The number of common share purchase warrants outstanding as at September 30, 2022 was 10,350,000 warrants at an exercise price of $7.50 per share and with a weighted average remaining contractual life of 1.40 years.

As at September 30, 2022, there were 13,518,252 Ely Warrants outstanding which are exercisable into 3,311,971 GRC Shares based on a 0.245 exchange ratio. The Ely Warrants has a weighted average exercise price of C$1.10 per GRC Share and with a weighted average remaining contractual life of 0.98 years.

Share Options

The Company adopted a long-term incentive plan (the "LTIP") which provides that the Board of Directors may, from time to time, in its discretion, grant awards of restricted share units, performance share units, deferred share units and share options to directors, officers, employees and consultants. The aggregate number of common shares issuable under the LTIP in respect of awards shall not exceed 10% of the common shares issued and outstanding.

The following outlines the movements of the Company's common share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at September 30, 2021	3,016,200	4.97
Golden Valley share options exchanged for GRC share options (Note 3)	2,498,045	1.32
Granted	577,031	4.52
Forfeited	(61,200)	4.26
Balance at September 30, 2022	6,030,076	3.42

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in thousands of United States dollars unless otherwise stated)

13. Issued capital (continued)

13.5 Reserves (continued)

During the year ended September 30, 2022, the Company granted 404,517 share options at an exercise price of $4.93, 5,000 share options at an exercise price of $4.62 per share, 100,000 share options at an exercise price of $4.14, 17,514 share options at an exercise price of $3.06, 25,000 share options at an exercise price of $2.73 and 25,000 share options at an exercise price of $2.16 to directors, officers and employees. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

The fair value of the 577,031 share options granted during the year ended September 30, 2022 was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.39%
Expected life (years)	2.87
Expected volatility	47.99%
Expected dividend yield	0.14%
Estimated forfeiture rate	0.05%

As there is insufficient trading history of the Company's common shares prior to the date of grant, the expected volatility is based on the historical share price volatility of a group of comparable companies in the sector in which the Company operates over a period similar to the expected life of the share options.

A summary of share options outstanding and exercisable as at September 30, 2022, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
1.00 to 1.99	2,450,929	1.38	2.22	1,225,465	1.38	2.22
2.00 to 2.99	97,116	2.48	4.08	36,058	2.48	4.08
3.00 to 3.99	17,514	3.06	4.64	4,379	3.06	4.64
4.00 to 4.99	959,517	4.66	4.10	638,159	4.66	4.10
5.00 and above	2,505,000	5.00	3.44	2,505,000	5.00	3.44
	6,030,076	3.42	3.44	4,409,060	3.92	3.45

The fair value of the Company's share options recognized as share-based compensation expense during the year ended September 30, 2022 were $1,551 (2021: $2,188), using the Black-Scholes option pricing model.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in thousands of United States dollars unless otherwise stated)

13. Issued capital (continued)

13.6 Dividends

On January 18, 2022, the Company announced the initiation of a quarterly dividend program and declared an inaugural quarterly cash dividend of $0.01 per common share. The Company paid dividend of $4,032 for the year ended September 30, 2022.